                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Convertible and High
                                                  Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  1111 East Warrenville Road, Naperville,
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Asset Management,
                                         Inc., 1111 East Warrenville Road,
                                         Naperville, Illinois
                                         60563-1493

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  October 31, 2004

DATE OF REPORTING PERIOD:  November 1, 2003 through April 30, 2004

                        Item 1. Reports to Stockholders

                              CALAMOS CONVERTIBLE
                              AND HIGH INCOME FUND

                       SEMI-ANNUAL REPORT APRIL 30, 2004

                           [CALAMOS INVESTMENTS LOGO]
                        Strategies for Serious Money(R)

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS APRIL 30, 2004 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
CORPORATE BONDS (110.0%)
                   BASIC INDUSTRIES (18.4%)
$  1,828,000       Airgas, Inc.
                   9.125%, 10/01/11                $    2,075,234
   4,571,000       Ball Corp.
                   6.875%, 12/15/12                     4,845,260
  10,970,000       Boise Cascade Corp.(c)
                   7.000%, 11/01/13                    11,570,656
   5,485,000       Bowater, Inc.(c)
                   6.500%, 06/15/13                     5,334,357
   5,942,000       Buckeye Technologies, Inc.
                   8.500%, 10/01/13                     6,358,261
   2,285,000       Century Aluminum Company
                   11.750%, 04/15/08                    2,565,474
  17,388,000       Equistar Chemicals, LP(c)
                   10.625%, 05/01/11                   19,561,595
  11,747,000       Freeport-McMoRan Copper &
                   Gold, Inc.(c)
                   10.125%, 02/01/10                   12,980,954
  13,713,000       Georgia-Pacific Corp.(c)
                   8.000%, 01/15/14                    15,427,125
                   IMC Global, Inc.(c)
   2,743,000       10.875%, 08/01/13                    3,380,255
   1,828,000       10.875%, 06/01/08                    2,171,225
   5,485,000       IPSCO, Inc.
                   8.750%, 06/01/13                     6,170,850
   5,714,000       Ispat International, NV(a)(c)
                   9.750%, 04/01/14                     5,856,594
   2,743,000       Jarden Corp.
                   9.750%, 05/01/12                     3,099,138
   2,500,000       Lone Star Technologies, Inc.
                   9.000%, 06/01/11                     2,562,845
   4,571,000       Mail-Well, Inc.(a)(c)
                   7.875%, 12/01/13                     4,342,450
  11,885,000       Mobile Mini, Inc.
                   9.500%, 07/01/13                    13,370,175
   2,743,000       Phelps Dodge Corp.
                   9.500%, 06/01/31                     3,804,411
  11,885,000       Polyone Corp.(c)
                   10.625%, 05/15/10                   12,478,830
   7,679,000       Pope & Talbot, Inc.
                   8.375%, 06/01/13                     7,986,451
   4,571,000       Sealed Air Corp.(a)
                   6.875%, 07/15/33                     4,741,334
   2,144,000       Shaw Group, Inc.(c)
                   10.750%, 03/15/10                    2,218,832
   1,828,000       Smurfit-Stone Container Corp.
                   8.375%, 07/01/12                     1,974,672
                   Steel Dynamics, Inc.
   4,279,000       9.500%, 03/15/09(c)                  4,803,593
   1,828,000       9.500%, 03/15/09(a)                  2,052,379

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
                   Union Carbide Corp.(c)
$  3,200,000       7.875%, 04/01/23                $    3,103,709
   2,285,000       6.700%, 04/01/09                     2,319,783
   1,143,000       7.500%, 06/01/25                     1,074,185
                                                   --------------
                                                      168,230,627
                                                   --------------
                   CAPITAL GOODS - INDUSTRIAL (9.4%)
   2,743,000       Asbury Automotive Group, Inc.
                   9.000%, 06/15/12                     2,866,017
   2,743,000       Casella Waste Systems, Inc.
                   9.750%, 02/01/13                     3,064,856
  15,541,000       CNH Global, NV(a)(c)
                   9.250%, 08/01/11                    17,406,368
                   General Motors Corp.(c)
   7,222,000       8.250%, 07/15/23                     7,748,149
     731,000       7.125%, 07/15/13                       768,466
     457,000       Hines Horticulture, Inc.
                   10.250%, 10/01/11                      502,810
   5,942,000       Hutchison Whampoa, Ltd.(a)(c)
                   6.250%, 01/24/14                     5,843,349
   2,925,000       IMCO Recycling, Inc.
                   10.375%, 10/15/10                    3,137,534
   7,771,000       Jacuzzi Brands, Inc.
                   9.625%, 07/01/10                     8,742,038
                   JLG Industries, Inc.
   6,948,000       8.250%, 05/01/08                     7,573,233
   3,200,000       8.375%, 06/15/12(c)                  3,327,688
   4,571,000       Manitowoc Company, Inc.(c)
                   10.500%, 08/01/12                    5,233,795
   1,828,000       Navistar International
                   Corp.(c)
                   8.000%, 02/01/08                     1,887,823
   7,771,000       SPX Corp.(c)
                   6.250%, 06/15/11                     7,790,127
                   Terex Corp.
   6,399,000       9.250%, 07/15/11                     7,167,328
   3,200,000       7.375%, 01/15/14(a)                  3,351,686
                                                   --------------
                                                       86,411,267
                                                   --------------
                   CAPITAL GOODS - TECHNOLOGY (10.7%)
   2,505,000       Arrow Electronics, Inc.(c)
                   6.875%, 06/01/18                     2,531,758
     960,000 EUR   Aspropulsion Capital BV(a)
                   9.625%, 10/01/13                     1,211,104
  15,084,000       Esterline Technologies Corp.
                   7.750%, 06/15/13                    15,763,094
   1,828,000       Flextronics International,
                   Ltd.(c)
                   6.500%, 05/15/13                     1,860,397
                   Legrand, SA
   7,314,000       8.500%, 02/15/25                     7,743,274
   4,571,000       10.500%, 02/15/13                    5,348,070
     914,000 EUR   11.000%, 02/15/13                    1,312,338
   4,571,000       Monitronics International,
                   Inc.(a)
                   11.750%, 09/01/10                    4,913,825
   6,628,000       Motorola, Inc.
                   7.500%, 05/15/25                     7,184,180
   2,194,000       Orbital Sciences Corp.(c)
                   9.000%, 07/15/11                     2,413,488

               See accompanying Notes to Schedule of Investments.              1

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS APRIL 30, 2004 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$ 10,056,000       Rayovac Corp.
                   8.500%, 10/01/13                $   10,810,415
   4,571,000       Sanmina-Sci Corp.
                   10.375%, 01/15/10                    5,370,925
                   Sequa Corp.
   6,399,000       8.875%, 04/01/08                     7,007,343
   1,828,000       9.000%, 08/01/09                     2,029,524
   3,657,000       Stratus Technologies,
                   Inc.(a)(c)
                   10.375%, 12/01/08                    3,656,800
  18,741,000       Xerox Corp.(c)
                   7.625%, 06/15/13                    19,209,628
                                                   --------------
                                                       98,366,163
                                                   --------------
                   CONSUMER CYCLICAL (14.6%)
   5,485,000       AMR Corp.(a)
                   7.250%, 02/05/09                     5,354,927
   1,828,000       BE Aerospace, Inc.
                   8.500%, 10/01/10                     1,992,956
   4,571,000       Broder Brothers Co.(a)(c)
                   11.250%, 10/15/10                    4,456,725
   3,200,000       Delta Air Lines, Inc.
                   10.125%, 05/15/10                    1,807,831
  11,986,000 GBP   EMI Group, PLC
                   9.750%, 05/20/08                    22,890,076
   2,148,000       Fedders Corp.(a)
                   9.875%, 03/01/14                     2,094,661
   3,657,000       Inn of the Mountain Gods(a)
                   12.000%, 11/15/10                    4,022,480
   4,571,000       Interpublic Group of
                   Companies, Inc.(c)
                   7.250%, 08/15/11                     4,881,129
                   J.C. Penney Company, Inc.(c)
   1,828,000       9.000%, 08/01/12                     2,230,648
   1,371,000       7.650%, 08/15/16                     1,549,569
   4,525,000       Kellwood Company
                   7.625%, 10/15/17                     4,843,571
   3,428,000       La Quinta Corp.
                   8.875%, 03/15/11                     3,822,499
  10,813,000       Oxford Industries, Inc.(a)
                   8.875%, 06/01/11                    11,597,112
   4,571,000       Perry Ellis International,
                   Inc.
                   8.875%, 09/15/13                     4,845,260
   7,314,000       Rent-A-Center, Inc.(c)
                   7.500%, 05/01/10                     7,642,712
  10,879,000       Royal Caribbean Cruises, Ltd.
                   7.500%, 10/15/27                    10,634,203
   4,571,000       Russell Corp.
                   9.250%, 05/01/10                     4,822,405
   7,314,000       Tower Automotive, Inc.(c)
                   12.000%, 06/01/13                    7,185,612
  12,799,000       United Rentals, Inc.(a)(c)
                   7.000%, 02/15/14                    11,966,878
   7,862,000       Vail Resorts, Inc.(a)
                   6.750%, 02/15/14                     7,744,188

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$  6,399,000       Warnaco Group, Inc.
                   8.875%, 06/15/13                $    6,911,352
                                                   --------------
                                                      133,296,794
                                                   --------------
                   CONSUMER GROWTH STAPLES (16.6%)
   9,919,000       Alpharma, Inc.(a)(c)
                   8.625%, 05/01/11                    10,464,619
     914,000       American Greetings Corp.
                   11.750%, 07/15/08                    1,074,185
  14,878,000       Ameripath, Inc.(c)
                   10.500%, 04/01/13                   15,324,963
  11,885,000       Ardent Health Services, Inc.
                   10.000%, 08/15/13                   13,073,060
  13,347,000       Bausch & Lomb, Inc.
                   7.125%, 08/01/28                    13,478,030
   5,942,000       CBD Media, LLC
                   8.625%, 06/01/11                     6,373,117
                   Charter Communications, Inc.
   6,399,000       10.000%, 04/01/09                    5,551,480
   4,571,000       9.625%, 11/15/09                     3,908,205
   1,828,000       11.125%, 01/15/11                    1,618,134
   5,028,000       Chattem, Inc.(a)(c)
                   7.000%, 03/01/14                     4,927,538
   2,743,000       Curative Health Services,
                   Inc.(a)
                   10.750%, 05/01/11                    2,766,598
   4,571,000       DEX Media, Inc.(a)(c)
                   8.000%, 11/15/13                     4,456,725
   8,502,000       Hasbro, Inc.
                   6.600%, 07/15/28                     8,204,488
   5,759,000       Houghton Mifflin Company(c)
                   9.875%, 02/01/13                     5,716,264
   5,906,000       Mariner Health Care,
                   Inc.(a)(c)
                   8.250%, 12/15/13                     5,994,318
  12,342,000       Mediacom Communications
                   Corp.(c)
                   9.500%, 01/15/13                    12,341,700
   5,851,000       Playtex Products, Inc.(a)(c)
                   8.000%, 03/01/11                     6,172,678
   1,143,000       Psychiatric Solutions, Inc.
                   10.625%, 06/15/13                    1,311,306
   5,942,000       Quintiles Transitional
                   Corp.(a)
                   10.000%, 10/01/13                    6,179,992
  10,970,000       Rite Aid Corp.(c)
                   6.875%, 08/15/13                    10,367,028
   8,685,000       Spanish Broadcasting System,
                   Inc.
                   9.625%, 11/01/09                     9,227,706
   3,200,000       WH Intermediate Holdings,
                   Ltd.(a)
                   9.500%, 04/01/11                     3,415,680
                                                   --------------
                                                      151,947,814
                                                   --------------
                   CONSUMER STAPLES (4.7%)
   5,170,000       Del Monte Foods Company
                   8.625%, 12/15/12                     5,738,479
   5,485,000       DIMON, Inc.
                   7.750%, 06/01/13                     5,389,209

 2             See accompanying Notes to Schedule of Investments.

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS APRIL 30, 2004 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
                   Dole Food Company, Inc.
$ 12,433,000       8.875%, 03/15/11                $   13,303,438
   4,077,000       8.625%, 05/01/09                     4,383,132
   3,200,000       Gold Kist, Inc.(a)
                   10.250%, 03/15/14                    3,375,684
   3,657,000       Pinnacle Foods Holding(a)
                   8.250%, 12/01/13                     3,835,069
                   Seminis Vegetable Seeds
   1,828,000       10.250%, 10/01/13                    2,038,666
     914,000       10.250%, 10/01/13(a)                 1,023,904
   1,828,000       Smithfield Foods, Inc.
                   7.750%, 05/15/13                     1,983,814
   1,828,000       Standard Commercial
                   Corp.(a)(c)
                   8.000%, 04/15/12                     1,896,965
                                                   --------------
                                                       42,968,360
                                                   --------------
                   CREDIT CYCLICAL (6.0%)
  12,058,000 EUR   HeidelbergCement Finance(a)
                   7.375%, 07/15/10                    16,049,799
  21,346,000       Texas Industries, Inc.
                   10.250%, 06/15/11                   24,335,090
   6,765,000 EUR   Waterford Wedgewood PLC(a)
                   9.875%, 12/01/10                     8,190,739
   5,942,000       WCI Communities, Inc.(c)
                   7.875%, 10/01/13                     6,239,415
                                                   --------------
                                                       54,815,043
                                                   --------------
                   ENERGY (12.0%)
   8,228,000       Arch Coal, Inc.(a)
                   6.750%, 07/01/13                     8,515,773
                   Chesapeake Energy Corp.(c)
   3,657,000       6.875%, 01/15/16(a)                  3,729,936
   1,828,000       7.750%, 01/15/15                     1,983,814
   4,571,000       Forest Oil Corp.(c)
                   8.000%, 12/15/11                     5,073,810
   2,743,000       Giant Industries, Inc.(c)
                   11.000%, 05/15/12                    3,085,425
  10,376,000       Houston Exploration Company
                   7.000%, 06/15/13                    10,869,038
                   KCS Energy, Inc.
   4,525,000       8.875%, 01/15/06                     4,659,148
   4,205,000       7.125%, 04/01/12(a)                  4,226,347
   2,743,000       Massey Energy Company(c)
                   6.950%, 03/01/07                     2,824,878
   1,371,000       Nuevo Energy Company
                   9.375%, 10/01/10                     1,529,000
   5,622,000       Paramount Resources, Ltd.
                   7.875%, 11/01/10                     5,594,218
                   Petrobras International
                   Finance Co.(c)
   6,856,000       8.375%, 12/10/18                     6,479,393
   4,571,000       9.125%, 07/02/13                     4,605,283
  17,827,000       Premcor, Inc.
                   7.500%, 06/15/15                    18,896,514

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$  3,931,000       Swift Energy Company
                   10.250%, 08/01/09               $    4,186,579
                   Tesoro Petroleum Corp.(c)
   4,571,000       9.000%, 07/01/08                     4,765,268
   1,083,000       9.625%, 04/01/12                     1,226,868
   3,657,000       Tom Brown, Inc.
                   7.250%, 09/15/13                     4,168,752
  11,885,000       Williams Companies, Inc.(c)
                   8.625%, 06/01/10                    13,132,483
                                                   --------------
                                                      109,552,527
                                                   --------------
                   FINANCIAL (5.6%)
   4,571,000       Fairfax Financial Holdings
                   Limited
                   6.875%, 04/15/08                     4,730,985
                   Host Marriott Corp.(c)
  10,056,000       7.125%, 11/01/13                    10,257,324
   1,920,000       9.250%, 10/01/07                     2,159,798
  10,970,000       Leucadia National Corp.(c)
                   7.000%, 08/15/13                    11,244,660
  11,885,000       LNR Property Corp.
                   7.625%, 07/15/13                    12,300,561
                   Senior Housing Properties
                   Trust
   4,891,000       7.875%, 04/15/15                     5,208,883
   4,571,000       8.625%, 01/15/12(c)                  5,142,375
                                                   --------------
                                                       51,044,586
                                                   --------------
                   TELECOMMUNICATIONS (3.3%)
   2,743,000       AT&T Corp.
                   8.750%, 11/15/31                     2,910,359
   3,629,000       General Cable Corp.(a)(c)
                   9.500%, 11/15/10                     3,992,311
  14,673,000       Lucent Technologies, Inc.(c)
                   7.250%, 07/15/06                    15,314,850
   6,399,000       Nextel Communications, Inc.
                   7.375%, 08/01/15                     6,679,374
   1,371,000       Primus Telecommunications
                   Group, Inc.(a)(c)
                   8.000%, 01/15/14                     1,268,453
                                                   --------------
                                                       30,165,347
                                                   --------------
                   TRANSPORTATION (2.4%)
   1,371,000       GATX Corp.
                   8.875%, 06/01/09                     1,565,314
   9,965,000       General Maritime Corp.
                   10.000%, 03/15/13                   11,260,201
   6,902,000       Laidlaw Global Securities,
                   Inc.(a)
                   10.750%, 06/15/11                    7,782,242
     923,000       Overseas Shipholding Group,
                   Inc.
                   8.750%, 12/01/13                     1,057,227
                                                   --------------
                                                       21,664,984
                                                   --------------
                   UTILITIES (6.3%)
   8,228,000       AES Corp.(c)
                   8.500%, 11/01/07                     8,464,349
  25,597,000       Calpine Corp.(c)
                   8.500%, 02/15/11                    18,046,308
   4,571,000       Centerpoint Energy, Inc.(c)
                   6.850%, 06/01/15                     4,650,129

               See accompanying Notes to Schedule of Investments.              3

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS APRIL 30, 2004 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
                   Edison International(c)
$  5,485,000       9.875%, 04/15/11                $    5,677,182
   3,657,000       10.000%, 08/15/08                    3,857,924
   4,571,000       PSEG Energy Holdings, LLC
                   8.625%, 02/15/08                     4,936,680
  11,519,000       Teco Energy, Inc.(c)
                   7.500%, 06/15/10                    11,835,690
                                                   --------------
                                                       57,468,262
                                                   --------------
                   TOTAL CORPORATE BONDS
                   (Cost $964,313,308)              1,005,931,774
                                                   ==============

CONVERTIBLE BONDS (2.0%)
                   CAPITAL GOODS - TECHNOLOGY (0.4%)
   4,000,000       Computer Network Technology
                   Corp.
                   3.000%, 02/15/07                     3,530,000
                                                   --------------
                   CONSUMER GROWTH STAPLES (0.7%)
   1,000,000       Alpharma, Inc.(c)
                   3.000%, 06/01/06                     1,206,250
   5,200,000       Enzon Pharmaceuticals, Inc.(c)
                   4.500%, 07/01/08                     4,985,500
                                                   --------------
                                                        6,191,750
                                                   --------------
                   FINANCIAL (0.4%)
   7,800,000       Providian Financial Corp.
                   0.000%, 02/15/21                     3,939,000
                                                   --------------
                   TELECOMMUNICATIONS (0.5%)
                   Liberty Media Corp.
                   (Sprint PCS Group)
   4,142,000       3.750%, 02/15/30(c)                  2,775,140
   1,974,000       4.000%, 11/15/29                     1,421,280
                                                   --------------
                                                        4,196,420
                                                   --------------
                   TOTAL CONVERTIBLE BONDS
                   (Cost $15,764,533)                  17,857,170
                                                   ==============
SYNTHETIC CONVERTIBLE SECURITIES (12.1%)
                   CORPORATE BONDS (10.3%)
                   BASIC INDUSTRIES (1.7%)
     172,000       Airgas, Inc.
                   9.125%, 10/01/11                       194,765
     429,000       Ball Corp.
                   6.875%, 12/15/12                       454,740
   1,030,000       Boise Cascade Corp.(c)
                   7.000%, 11/01/13                     1,085,935
     515,000       Bowater, Inc.(c)
                   6.500%, 06/15/13                       500,642
     558,000       Buckeye Technologies, Inc.
                   8.500%, 10/01/13                       596,738
     215,000       Century Aluminum Company
                   11.750%, 04/15/08                      240,775
   1,632,000       Equistar Chemicals, LP(c)
                   10.625%, 05/01/11                    1,835,905
   1,103,000       Freeport-McMoRan Copper &
                   Gold, Inc.(c)
                   10.125%, 02/01/10                    1,218,295

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$  1,287,000       Georgia-Pacific Corp.(c)
                   8.000%, 01/15/14                $    1,447,874
                   IMC Global, Inc.(c)
     257,000       10.875%, 08/01/13                      317,245
     172,000       10.875%, 06/01/08                      203,774
     515,000       IPSCO, Inc.
                   8.750%, 06/01/13                       579,150
     536,000       Ispat International, NV(a)(c)
                   9.750%, 04/01/14                       549,655
     257,000       Jarden Corp.
                   9.750%, 05/01/12                       290,862
     235,000       Lone Star Technologies, Inc.
                   9.000%, 06/01/11                       240,530
     429,000       Mail-Well, Inc.(a)(c)
                   7.875%, 12/01/13                       407,550
   1,115,000       Mobile Mini, Inc.
                   9.500%, 07/01/13                     1,254,825
     257,000       Phelps Dodge Corp.
                   9.500%, 06/01/31                       357,054
   1,115,000       Polyone Corp.(c)
                   10.625%, 05/15/10                    1,171,170
     721,000       Pope & Talbot, Inc.
                   8.375%, 06/01/13                       749,549
     429,000       Sealed Air Corp.(a)
                   6.875%, 07/15/33                       444,986
     201,000       Shaw Group, Inc.(c)
                   10.750%, 03/15/10                      208,243
     172,000       Smurfit-Stone Container Corp.
                   8.375%, 07/01/12                       185,328
                   Steel Dynamics, Inc.
     402,000       9.500%, 03/15/09(c)                    450,829
     172,000       9.500%, 03/15/09(a)                    192,621
                   Union Carbide Corp.(c)
     300,000       7.875%, 04/01/23                       291,291
     215,000       6.700%, 04/01/09                       217,718
     107,000       7.500%, 06/01/25                       100,815
                                                   --------------
                                                       15,788,864
                                                   --------------
                   CAPITAL GOODS - INDUSTRIAL (0.9%)
     257,000       Asbury Automotive Group, Inc.
                   9.000%, 06/15/12                       268,982
     257,000       Casella Waste Systems, Inc.
                   9.750%, 02/01/13                       287,644
   1,459,000       CNH Global, NV(a)(c)
                   9.250%, 08/01/11                     1,633,631
                   General Motors Corp.(c)
     678,000       8.250%, 07/15/23                       727,183
      69,000       7.125%, 07/15/13                        72,122
      43,000       Hines Horticulture, Inc.
                   10.250%, 10/01/11                       47,190
     558,000       Hutchison Whampoa, Ltd.(a)(c)
                   6.250%, 01/24/14                       548,412
     275,000       IMCO Recycling, Inc.
                   10.375%, 10/15/10                      294,465
     729,000       Jacuzzi Brands, Inc.
                   9.625%, 07/01/10                       820,463

 4             See accompanying Notes to Schedule of Investments.

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS APRIL 30, 2004 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
                   JLG Industries, Inc.
$    652,000       8.250%, 05/01/08                $      710,767
     300,000       8.375%, 06/15/12(c)                    312,312
     429,000       Manitowoc Company, Inc.(c)
                   10.500%, 08/01/12                      491,205
     172,000       Navistar International
                   Corp.(c)
                   8.000%, 02/01/08                       177,177
     729,000       SPX Corp.(c)
                   6.250%, 06/15/11                       731,123
                   Terex Corp.
     601,000       9.250%, 07/15/11                       672,672
     300,000       7.375%, 01/15/14(a)                    314,564
                                                   --------------
                                                        8,109,912
                                                   --------------
                   CAPITAL GOODS - TECHNOLOGY (1.0%)
     235,000       Arrow Electronics, Inc.(c)
                   6.875%, 06/01/18                       237,612
      90,000 EUR   Aspropulsion Capital BV(a)
                   9.625%, 10/01/13                       113,665
   1,416,000       Esterline Technologies Corp.
                   7.750%, 06/15/13                     1,479,407
     172,000       Flextronics International,
                   Ltd.(c)
                   6.500%, 05/15/13                       174,603
                   Legrand, SA
     686,000       8.500%, 02/15/25                       726,726
     429,000       10.500%, 02/15/13                      501,930
      86,000 EUR   11.000%, 02/15/13                      123,166
     429,000       Monitronics International,
                   Inc.(a)
                   11.750%, 09/01/10                      461,175
     622,000       Motorola, Inc.
                   7.500%, 05/15/25                       674,254
     206,000       Orbital Sciences Corp.(c)
                   9.000%, 07/15/11                       226,512
     944,000       Rayovac Corp.
                   8.500%, 10/01/13                     1,014,585
     429,000       Sanmina-Sci Corp.
                   10.375%, 01/15/10                      504,075
                   Sequa Corp.
     601,000       8.875%, 04/01/08                       657,657
     172,000       9.000%, 08/01/09                       190,476
     343,000       Stratus Technologies,
                   Inc.(a)(c)
                   10.375%, 12/01/08                      343,200
   1,759,000       Xerox Corp.(c)
                   7.625%, 06/15/13                     1,802,873
                                                   --------------
                                                        9,231,916
                                                   --------------
                   CONSUMER CYCLICAL (1.4%)
     515,000       AMR Corp.(a)
                   7.250%, 02/05/09                       502,574
     172,000       BE Aerospace, Inc.
                   8.500%, 10/01/10                       187,044
     429,000       Broder Brothers Co.(a)(c)
                   11.250%, 10/15/10                      418,275
     300,000       Delta Air Lines, Inc.
                   10.125%, 05/15/10                      169,670
   1,125,000 GBP   EMI Group, PLC
                   9.750%, 05/20/08                     2,148,292

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$    202,000       Fedders Corp.(a)
                   9.875%, 03/01/14                $      196,589
     343,000       Inn of the Mountain Gods(a)
                   12.000%, 11/15/10                      377,520
     429,000       Interpublic Group of
                   Companies, Inc.(c)
                   7.250%, 08/15/11                       458,106
                   J.C. Penney Company, Inc.(c)
     172,000       9.000%, 08/01/12                       209,352
     129,000       7.650%, 08/15/16                       145,431
     425,000       Kellwood Company
                   7.625%, 10/15/17                       454,582
     322,000       La Quinta Corp.
                   8.875%, 03/15/11                       358,751
   1,015,000       Oxford Industries, Inc.(a)
                   8.875%, 06/01/11                     1,088,419
     429,000       Perry Ellis International,
                   Inc.
                   8.875%, 09/15/13                       454,740
     686,000       Rent-A-Center, Inc.(c)
                   7.500%, 05/01/10                       717,288
   1,021,000       Royal Caribbean Cruises, Ltd.
                   7.500%, 10/15/27                       998,047
     429,000       Russell Corp.
                   9.250%, 05/01/10                       452,595
     686,000       Tower Automotive, Inc.(c)
                   12.000%, 06/01/13                      674,388
   1,201,000       United Rentals, Inc.(a)(c)
                   7.000%, 02/15/14                     1,123,122
     738,000       Vail Resorts, Inc.(a)
                   6.750%, 02/15/14                       726,812
     601,000       Warnaco Group, Inc.
                   8.875%, 06/15/13                       648,648
                                                   --------------
                                                       12,510,245
                                                   --------------
                   CONSUMER GROWTH STAPLES (1.6%)
     931,000       Alpharma, Inc.(a)(c)
                   8.625%, 05/01/11                       982,131
      86,000       American Greetings Corp.
                   11.750%, 07/15/08                      100,815
   1,397,000       Ameripath, Inc.(c)
                   10.500%, 04/01/13                    1,438,287
   1,115,000       Ardent Health Services, Inc.
                   10.000%, 08/15/13                    1,226,940
   1,253,000       Bausch & Lomb, Inc.
                   7.125%, 08/01/28                     1,264,948
     558,000       CBD Media, LLC
                   8.625%, 06/01/11                       598,133
                   Charter Communications, Inc.
     601,000       10.000%, 04/01/09                      521,021
     429,000       9.625%, 11/15/09                       366,795
     172,000       11.125%, 01/15/11                      151,866
     472,000       Chattem, Inc.(a)(c)
                   7.000%, 03/01/14                       462,462
     257,000       Curative Health Services,
                   Inc.(a)
                   10.750%, 05/01/11                      259,652
     429,000       DEX Media, Inc.(a)(c)
                   8.000%, 11/15/13                       418,275

               See accompanying Notes to Schedule of Investments.              5

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS APRIL 30, 2004 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$    798,000       Hasbro, Inc.
                   6.600%, 07/15/28                $      770,012
     541,000       Houghton Mifflin Company(c)
                   9.875%, 02/01/13                       536,486
     554,000       Mariner Health Care,
                   Inc.(a)(c)
                   8.250%, 12/15/13                       562,582
   1,158,000       Mediacom Communications
                   Corp.(c)
                   9.500%, 01/15/13                     1,158,300
     549,000       Playtex Products, Inc.(a)(c)
                   8.000%, 03/01/11                       579,322
     107,000       Psychiatric Solutions, Inc.
                   10.625%, 06/15/13                      123,069
     558,000       Quintiles Transitional
                   Corp.(a)
                   10.000%, 10/01/13                      580,008
   1,030,000       Rite Aid Corp.(c)
                   6.875%, 08/15/13                       972,972
     815,000       Spanish Broadcasting System,
                   Inc.
                   9.625%, 11/01/09                       866,044
     300,000       WH Intermediate Holdings,
                   Ltd.(a)
                   9.500%, 04/01/11                       320,570
                                                   --------------
                                                       14,260,690
                                                   --------------
                   CONSUMER STAPLES (0.4%)
     485,000       Del Monte Foods Company
                   8.625%, 12/15/12                       538,571
     515,000       DIMON, Inc.
                   7.750%, 06/01/13                       505,791
                   Dole Food Company, Inc.
   1,167,000       8.875%, 03/15/11                     1,248,562
     383,000       8.625%, 05/01/09                       411,368
     300,000       Gold Kist, Inc.(a)
                   10.250%, 03/15/14                      316,817
     343,000       Pinnacle Foods Holding(a)
                   8.250%, 12/01/13                       359,931
                   Seminis Vegetable Seeds
     172,000       10.250%, 10/01/13                      191,334
      86,000       10.250%, 10/01/13(a)                    96,096
     172,000       Smithfield Foods, Inc.
                   7.750%, 05/15/13                       186,186
     172,000       Standard Commercial
                   Corp.(a)(c)
                   8.000%, 04/15/12                       178,035
                                                   --------------
                                                        4,032,691
                                                   --------------
                   CREDIT CYCLICAL (0.6%)
   1,132,000 EUR   HeidelbergCement Finance(a)
                   7.375%, 07/15/10                     1,506,315
   2,004,000       Texas Industries, Inc.
                   10.250%, 06/15/11                    2,283,910
     635,000 EUR   Waterford Wedgewood PLC(a)
                   9.875%, 12/01/10                       768,722
     558,000       WCI Communities, Inc.(c)
                   7.875%, 10/01/13                       585,585
                                                   --------------
                                                        5,144,532
                                                   --------------
                   ENERGY (1.1%)
     772,000       Arch Coal, Inc.(a)
                   6.750%, 07/01/13                       799,227

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
                   Chesapeake Energy Corp.(c)
$    343,000       6.875%, 01/15/16(a)             $      350,064
     172,000       7.750%, 01/15/15                       186,186
     429,000       Forest Oil Corp.(c)
                   8.000%, 12/15/11                       476,190
     257,000       Giant Industries, Inc.(c)
                   11.000%, 05/15/12                      289,575
     974,000       Houston Exploration Company
                   7.000%, 06/15/13                     1,020,087
                   KCS Energy, Inc.
     425,000       8.875%, 01/15/06                       437,273
     395,000       7.125%, 04/01/12(a)                    396,653
     257,000       Massey Energy Company(c)
                   6.950%, 03/01/07                       265,122
     129,000       Nuevo Energy Company
                   9.375%, 10/01/10                       143,501
     528,000       Paramount Resources, Ltd.
                   7.875%, 11/01/10                       525,032
                   Petrobras International
                   Finance Co.(c)
     644,000       8.375%, 12/10/18                       608,108
     429,000       9.125%, 07/02/13                       432,218
   1,673,000       Premcor, Inc.
                   7.500%, 06/15/15                     1,773,486
     369,000       Swift Energy Company
                   10.250%, 08/01/09                      392,921
                   Tesoro Petroleum Corp.(c)
     429,000       9.000%, 07/01/08                       447,233
     102,000       9.625%, 04/01/12                       115,145
     343,000       Tom Brown, Inc.
                   7.250%, 09/15/13                       391,248
   1,115,000       Williams Companies, Inc.(c)
                   8.625%, 06/01/10                     1,232,517
                                                   --------------
                                                       10,281,786
                                                   --------------
                   FINANCIAL (0.5%)
     429,000       Fairfax Financial Holdings
                   Limited 6.875%, 04/15/08               444,015
                   Host Marriott Corp.(c)
     944,000       7.125%, 11/01/13                       962,676
     180,000       9.250%, 10/01/07                       202,703
   1,030,000       Leucadia National Corp.(c)
                   7.000%, 08/15/13                     1,055,340
   1,115,000       LNR Property Corp.
                   7.625%, 07/15/13                     1,154,439
                   Senior Housing Properties
                   Trust
     459,000       7.875%, 04/15/15                       488,867
     429,000       8.625%, 01/15/12(c)                    482,625
                                                   --------------
                                                        4,790,665
                                                   --------------
                   TELECOMMUNICATIONS (0.3%)
     257,000       AT&T Corp.
                   8.750%, 11/15/31                       273,145
     341,000       General Cable Corp.(a)(c)
                   9.500%, 11/15/10                       374,689
   1,377,000       Lucent Technologies, Inc.(c)
                   7.250%, 07/15/06                     1,437,338

 6             See accompanying Notes to Schedule of Investments.

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS APRIL 30, 2004 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$    601,000       Nextel Communications, Inc.
                   7.375%, 08/01/15                $      626,876
     129,000       Primus Telecommunications
                   Group, Inc.(a)(c)
                   8.000%, 01/15/14                       119,048
                                                   --------------
                                                        2,831,096
                                                   --------------
                   TRANSPORTATION (0.2%)
     129,000       GATX Corp.
                   8.875%, 06/01/09                       146,909
     935,000       General Maritime Corp.
                   10.000%, 03/15/13                    1,056,799
     648,000       Laidlaw Global Securities,
                   Inc.(a)
                   10.750%, 06/15/11                      730,383
      87,000       Overseas Shipholding Group,
                   Inc.
                   8.750%, 12/01/13                        99,223
                                                   --------------
                                                        2,033,314
                                                   --------------
                   UTILITIES (0.6%)
     772,000       AES Corp.(c)
                   8.500%, 11/01/07                       794,401
   2,403,000       Calpine Corp.(c)
                   8.500%, 02/15/11                     1,693,692
     429,000       Centerpoint Energy, Inc.(c)
                   6.850%, 06/01/15                       436,426
                   Edison International(c)
     515,000       9.875%, 04/15/11                       532,818
     343,000       10.000%, 08/15/08                      362,076
     429,000       PSEG Energy Holdings, LLC
                   8.625%, 02/15/08                       463,320
   1,081,000       Teco Energy, Inc.(c)
                   7.500%, 06/15/10                     1,110,810
                                                   --------------
                                                        5,393,543
                                                   --------------
                   TOTAL CORPORATE BONDS               94,409,254
                                                   --------------
 NUMBER OF
 CONTRACTS                                             VALUE
-----------------------------------------------------------------
                   OPTIONS (1.8%)
                   CAPITAL GOODS - TECHNOLOGY (0.2%)
       5,000       Motorola, Inc.(b)
                   Call, 01/21/06, Strike 20            1,600,000
                                                   --------------
                   CONSUMER CYCLICAL (0.3%)
       2,200       Carnival Corp.(b)
                   Call, 01/21/06, Strike 45            1,188,000
                   International Game
                   Technology(b)
       2,400       Call, 01/21/06, Strike 50              840,000
         825       Call, 01/21/06, Strike 45              398,900
       1,500       J.C. Penney Company, Inc.(b)
                   Call, 01/21/06, Strike 40              543,600
                                                   --------------
                                                        2,970,500
                                                   --------------
                   CONSUMER GROWTH STAPLES (0.6%)
         900       Bausch & Lomb, Inc.(b)
                   Call, 01/21/06, Strike 65              747,000
       1,200       Biogen, Inc.(b)
                   Call, 01/21/06, Strike 70            1,080,210

 NUMBER OF
 CONTRACTS                                             VALUE
-----------------------------------------------------------------
       1,500       Nike, Inc.(b)
                   Call, 01/21/06, Strike 80       $      952,500
       3,000       Starbucks Corp.(b)
                   Call, 01/21/06, Strike 45            1,260,000
       1,250       United Health Group, Inc.(b)
                   Call, 01/21/06, Strike 65            1,040,070
                                                   --------------
                                                        5,079,780
                                                   --------------
                   CONSUMER STAPLES (0.2%)
       4,000       Tyson Foods, Inc.(b)
                   Call, 01/21/06, Strike 17.5          1,560,000
                                                   --------------
                   ENERGY (0.1%)
       2,700       Transocean, Inc.(b)
                   Call, 01/21/06, Strike 30            1,268,820
                                                   --------------
                   FINANCIAL (0.3%)
       2,200       Allstate Corp.(b)
                   Call, 01/21/06, Strike 45            1,177,000
       1,200       Countrywide Financial Corp.(b)
                   Call, 01/21/06, Strike 60            1,998,000
                                                   --------------
                                                        3,175,000
                                                   --------------

                   TELECOMMUNICATIONS (0.1%)
       1,100       QUALCOMM, Inc.(b)
                   Call, 01/21/06, Strike 70            1,023,000
                                                   --------------
                   TOTAL OPTIONS                       16,677,100
                                                   --------------
                   TOTAL SYNTHETIC CONVERTIBLE
                   SECURITIES
                   (Cost $108,170,877)                111,086,354
                                                   ==============
 NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (17.8%)
                   CAPITAL GOODS - INDUSTRIAL (5.4%)
     225,000       Cummins, Inc.
                   7.000%                              16,115,625
     590,000       Ford Motor Company
                   Capital Trust II
                   6.500%                              33,293,700
                                                   --------------
                                                       49,409,325
                                                   --------------
                   CONSUMER GROWTH STAPLES (4.4%)
     810,000       Cablevision Systems Corp.
                   6.500%                              18,476,100
     440,000       Cendant Corp.
                   7.750%                              21,912,000
                                                   --------------
                                                       40,388,100
                   FINANCIAL (2.0%)
     500,000       National Australia Bank, Ltd.
                   7.875%                              17,955,000
                                                   --------------
                   TELECOMMUNICATIONS (2.9%)
     532,000       Alltel Corp.
                   7.750%                              26,520,200
                                                   --------------

               See accompanying Notes to Schedule of Investments.              7

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS APRIL 30, 2004 (UNAUDITED)

 NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------
                   UTILITIES (3.1%)
     450,000       Ameren Corp.
                   9.750%                          $   12,217,500
     375,000       TXU Corp.(c)
                   8.125%                              15,746,250
                                                   --------------
                                                       27,963,750
                                                   --------------
                   TOTAL CONVERTIBLE
                   PREFERRED STOCKS
                   (Cost $150,669,827)                162,236,375
                                                   ==============
 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
SHORT TERM INVESTMENTS (38.1%)
$347,382,057       Bank of New York Institutional
                   Cash Reserve Fund(d),
                   current rate 1.110%             $  347,382,057
     977,000       Exxon Mobil Corporation
                   Commercial Paper
                   0.840%, 05/03/04                       976,954
                                                   --------------
                   TOTAL SHORT TERM
                   INVESTMENTS
                   (Cost $348,359,011)                348,359,011
                                                   ==============
TOTAL INVESTMENTS (180.0%)
(Cost $1,587,277,556)                               1,645,470,684
                                                   ==============
LIABILITIES, LESS OTHER ASSETS (-33.0%)              (301,179,791)

PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING
DIVIDENDS PAYABLE (-47.0%)                           (430,000,000)
                                                   --------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
(100.0%)                                           $  914,290,893
                                                   ==============

NOTES TO SCHEDULE OF INVESTMENTS

Note: Market values for securities denominated in foreign currencies are show in U.S. dollars.

(a) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At April 30, 2004, the market value of 144A securities that cannot currently be exchanged to the registered form is $228,481,981 or 25.0% of net assets applicable to common shareholders of the Fund.
(b) Non-income producing security.
(c) Security, or portion of security, is on loan.
(d) Security is purchased with the cash collateral from securities loaned.

FOREIGN CURRENCY ABBREVIATIONS
EUR: European Monetary Unit
GBP: Great Britain Pound

 8              See accompanying Notes to Financial Statements.

                      STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2004 (UNAUDITED)

------------------------------------------------------------------------------
ASSETS
Investments, at value* (cost $1,587,277,556)                    $1,645,470,684
Cash with custodian (interest bearing)                              15,334,225
Accrued interest and dividends receivable                           30,060,035
Unrealized appreciation on interest rate swaps                       2,503,807
Prepaid expenses                                                       104,552
Other assets                                                             3,363
                                                                --------------
   Total Assets                                                  1,693,476,666
                                                                --------------
LIABILITIES
Payable upon return of securities loaned                           347,382,057
Payable for investments purchased                                      796,344
Payable to investment advisor                                          776,251
Payable for deferred compensation to Trustees                            3,363
Other accounts payable and accrued liabilities                         227,758
                                                                --------------
   Total Liabilities                                               349,185,773
                                                                --------------
PREFERRED SHARES
$25,000 liquidation value per share applicable to 17,200
  shares, including dividends payable                           $  430,000,000
                                                                --------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                    $  914,290,893
                                                                ==============
COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Common stock, no par value, unlimited shares authorized,
  60,653,127 shares issued and outstanding                      $  863,180,791
Undistributed net investment income (loss)                           7,996,627
Accumulated net realized gain (loss) on investments, foreign
  currency transactions and interest rate swaps                    (17,607,892)
Net unrealized appreciation (depreciation) on investments,
  foreign currency translations and interest rate swaps             60,721,367
                                                                --------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                    $  914,290,893
                                                                ==============
Net asset value per common share based on 60,653,127 shares
  issued and outstanding                                        $        15.07
                                                                ==============

* Includes $330,501,439 of securities loaned.

                See accompanying Notes to Financial Statements.                9

                            STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)

---------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                        $47,247,531
Dividends                                                         7,435,876
Securities lending income                                           618,059
                                                                -----------
  Total investment income                                        55,301,466
                                                                -----------
EXPENSES
Investment advisory fees                                          5,367,350
Auction agent fees                                                  555,684
Accounting fees                                                     170,141
Printing and mailing fees                                            54,763
Custodian fees                                                       46,410
Audit and legal fees                                                 38,896
Registration fees                                                    21,499
Transfer agent fees                                                  13,323
Financial accounting fees                                            12,821
Trustees' fees                                                        8,043
Other                                                                 4,873
                                                                -----------
   Total expenses                                                 6,293,803
   Less expenses waived                                            (670,919)
                                                                -----------
   Net expenses                                                   5,622,884
                                                                -----------
NET INVESTMENT INCOME (LOSS)                                     49,678,582
                                                                -----------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
  FOREIGN CURRENCY AND INTEREST RATE SWAPS
Net realized gain (loss) from:
   Investments                                                   (7,926,666)
   Foreign currency transactions                                     82,093
   Interest rate swaps                                           (4,275,472)
Change in net unrealized appreciation/depreciation on:
   Investments                                                   22,286,062
   Foreign currency translations                                    (25,977)
   Interest rate swaps                                            3,066,331
                                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
  FOREIGN CURRENCY AND INTEREST RATE SWAPS                       13,206,371
                                                                -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     62,884,953
                                                                -----------
DIVIDENDS TO PREFERRED SHAREHOLDERS FROM
Net investment income                                            (2,506,998)
                                                                -----------
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON
  SHAREHOLDERS RESULTING FROM OPERATIONS                        $60,377,955
                                                                ===========

 10             See accompanying Notes to Financial Statements.

                              STATEMENT OF CHANGES
                                 IN NET ASSETS

                                                                         FOR THE               FOR THE PERIOD
                                                                     SIX MONTHS ENDED           ENDED OCTOBER
                                                                APRIL 30, 2004 (UNAUDITED)        31, 2003
-------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                                           $ 49,678,582             $ 27,980,023
Net realized gain (loss) from investments, foreign currency
  transactions and interest rate swaps                                  (12,120,045)              (5,406,515)
Change in net unrealized appreciation/depreciation on
  investments, foreign currency translations and interest
  rate swaps                                                             25,326,416               35,394,951
Dividends to preferred shareholders from
  Net investment income                                                  (2,506,998)              (1,213,810)
                                                                       ------------             ------------
Net increase (decrease) in net assets applicable to common
  shareholders resulting from operations                                 60,377,955               56,754,649
                                                                       ------------             ------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
Net investment income                                                   (44,173,142)             (21,968,817)
CAPITAL STOCK TRANSACTIONS
Proceeds from initial offering                                                   --              859,692,275
Offering costs on common shares                                                  --               (1,481,905)
Offering costs on preferred shares                                               --               (4,704,000)
Reinvestment of dividends resulting in the issuance of
  common stock                                                            6,934,146                2,859,732
                                                                       ------------             ------------
Net increase (decrease) in net assets from capital stock
  transactions                                                            6,934,146              856,366,102
                                                                       ------------             ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON
  SHAREHOLDERS                                                           23,138,959              891,151,934
                                                                       ------------             ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Beginning of period*                                                    891,151,934                       --
End of period                                                          $914,290,893             $891,151,934
                                                                       ============             ============
Undistributed net investment income (loss)                             $  7,996,627             $  4,998,185

* The Fund commenced operations on May 30, 2003.

                See accompanying Notes to Financial Statements.               11

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS Convertible and High Income Fund (the "Fund") was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Fund commenced operations on May 30, 2003.

The Fund's investment objective is to provide total return, through a combination of capital appreciation and current income. The Fund currently seeks to achieve its investment objective by investing substantially all of its assets in convertible securities and non-convertible income securities.

PORTFOLIO VALUATION. In computing the net asset value of the Fund, portfolio securities, including options, that are traded on a national securities exchange are valued at the last reported sales price. Securities quoted on the NASDAQ National Market System are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation. Securities traded in the over-the counter market and listed securities for which no sales were reported are valued at the mean of the most recently quoted bid and asked prices. Short-term securities with maturities of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is valued at a fair value following procedures approved by the Board of Trustees or a committee thereof. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees or a committee thereof, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

Securities that are principally traded in a foreign market are valued as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the Fund's portfolio may be significantly affected on days when shares of the Fund may not be purchased or redeemed. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be valued at a fair value following procedures approved by the Board of Trustees or a committee thereof.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short term investment transactions are recorded on a trade date basis. Long term investment transactions are recorded on a trade date plus one basis, except for April 30th and October 31st, which are recorded on trade date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transaction.

FEDERAL INCOME TAXES. No provision has been made for Federal income taxes since the Fund is taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

DIVIDENDS. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain dividends are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for foreign currency transactions and contingent payment debt instruments.

USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

NOTE 2 - INVESTMENT ADVISER AND TRANSACTIONS WITH AFFILIATES OR CERTAIN OTHER PARTIES

Pursuant to an investment advisory agreement with CALAMOS ASSET MANAGEMENT, INC. ("CAM"), the Fund pays an annual fee, payable monthly, equal to 0.80% based on the average weekly managed assets. "Managed Assets" means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of total liabilities (other than debt representing financial leverage). CAM has contractually agreed to waive a portion of its management fee at the annual rate of 0.10% of the average weekly managed assets of the Fund for the first five full years of the Fund's operation (through May 31, 2008) and to waive a declining amount for an additional three years (0.07% of the average weekly managed assets in 2009, 0.05% in 2010, and 0.03% in 2011).

Effective April 1, 2004, CAM receives a fee payable monthly at the annual rate of 0.0175% on the first $1 billion of Combined Assets (Calamos Investment Trust, Calamos Advisor Trust, Calamos Convertible and High Income Fund and Calamos Strategic Total Return Fund); 0.0150% on the next $1 billion of Combined Assets; and 0.0110% on Combined Assets above $2 billion for financial accounting services. The Fund will pay its pro rata share of the financial accounting service fee payable to CAM based on relative managed assets of the Fund.

Certain portfolio transactions for the Fund may be executed through CALAMOS FINANCIAL SERVICES, INC. ("CFS") as broker, consistent with the Fund's policy of obtaining best price and execution. During the six months ended April 30, 2004, the Fund paid no brokerage commissions to CFS on purchases or sales of Fund securities.

Certain officers and trustees of the Fund are also officers and directors of CFS and CAM. All officers and affiliated trustees serve without direct compensation from the Fund.

The Fund has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" of CAM and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Fund. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the trustee. The value of a trustee's deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the Funds of the Calamos Investment Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. Deferred compensation investments of $3,363 are included in "Other Assets" on the Statement of Assets and Liabilities at April 30, 2004. The Fund's obligation to make payments under the Plan is a general obligation of the Fund.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

NOTE 3 - INVESTMENTS

Purchases and sales of investments other than short-term obligations for the six months ended April 30, 2004 were as follows:

Purchases                                                         $  221,771,355
Proceeds from sales                                                  191,083,367

The following information is presented on an income tax basis as of April 30, 2004. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for Federal income tax purposes at April 30, 2004 was as follows:

Cost basis of investments                                         $1,587,085,894
Gross unrealized appreciation                                         70,176,172
Gross unrealized depreciation                                        (11,791,382)
                                                                  --------------
Net unrealized appreciation (depreciation)                        $   58,384,790
                                                                  ==============

NOTE 4 - FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates, and an unrealized gain or loss is recorded. The Fund realizes a gain or loss upon settlement of the contracts. There were no open forward foreign currency contracts at April 30, 2004.

NOTE 5 - OPTIONS TRANSACTIONS

The Fund may engage in options transactions and in doing so achieve the similar objectives to what they would achieve through the sale or purchase of individual securities. Net realized gain on option transactions were $1,445,021 for the six months ended April 30, 2004.

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended October 31, 2003 is as follows:

                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------
Distribution paid from:
Ordinary income                                                   $23,182,627
Net long-term capital gains                                                --
                                                                  -----------
Total taxable distribution                                         23,182,627
                                                                  ===========
As of October 31 2003, the components of accumulated
  earnings/(losses) on a tax basis were as follows:
Undistributed ordinary income -- net                                4,232,756
Undistributed long term capital gains -- net                               --
                                                                  -----------
Total undistributed earnings -- net                                 4,232,756
Capital loss carryforward                                          (5,487,847)*
Unrealized gains/(losses) -- net                                   36,160,379**
                                                                  -----------
Total accumulated earnings/(losses) -- net                        $34,905,288
                                                                  ===========

* As of October 31, 2003, the Fund had capital loss carryforwards of $5,487,847, which if not used, will expire in 2011.

** The difference between book-basis and tax-basis unrealized gains/(losses) is attributable to the difference between book and tax amortization methods for premiums and discounts on fixed income securities and other temporary book/tax differences.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

NOTE 7 - COMMON STOCK

There are unlimited common shares of beneficial interest authorized and 60,653,127 shares outstanding at April 30, 2004. CAM owned 14,447 of the outstanding shares. Transactions in common shares were as follows:

                                                                SIX MONTHS ENDED      PERIOD ENDED
                                                                 APRIL 30, 2004     OCTOBER 31, 2003
----------------------------------------------------------------------------------------------------
Beginning Shares                                                   60,208,549                  --
Shares Sold                                                                --          60,013,451
Shares Issued Through Reinvestment of Distributions                   444,578             195,098
                                                                   ----------          ----------
Ending Shares                                                      60,653,127          60,208,549
                                                                   ----------          ----------

NOTE 8 - PREFERRED SHARES

There are unlimited shares of Auction Rate Cumulative Preferred Shares ("Preferred Shares") authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 17,200 shares of Preferred Shares outstanding consist of six series, 3,000 shares of M, 3,000 shares of TU, 3,000 shares of W, 3,000 shares of TH, 3,000 shares of F and 2,200 shares of A. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends whether or not declared.

Dividends on the Preferred Shares are cumulative at a rate typically reset every seven and twenty-eight days based on the results of an auction. Dividend rates ranged from 1.00% to 1.51% for the six months ended April 30, 2004. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distribution on shares of common stock or purchases any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Statement of Preferences are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class except on matters affecting only the holders of preferred shares or the holders of common shares.

NOTE 9 - INTEREST RATE TRANSACTIONS

The Fund may enter into interest rate swap or cap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the net asset value of the Fund. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated receipts under the swap or cap to offset the dividend or interest payments on the Fund's leverage. At the time an interest rate swap or cap reaches its scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. In addition, if the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding preferred shares or the Fund loses its credit rating on its preferred shares, then the Fund could be required

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

to make a termination payment, in addition to redeeming all or some of the preferred shares. Details of the swap agreements outstanding as of April 30, 2004 were as follows:

                                                                                                                     UNREALIZED
                                      TERMINATION            NOTIONAL                                               APPRECIATION
COUNTERPARTY                              DATE             AMOUNT (000)       FIXED RATE       FLOATING RATE       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
Citibank NA                         October 27, 2006         $100,000           2.80%          1 month LIBOR         $  358,086
Citibank NA                         October 27, 2007          200,000           3.27%          1 month LIBOR          1,310,255
Citibank NA                         October 27, 2008          100,000           3.65%          1 month LIBOR            835,466
                                                                                                                     ----------
                                                                                                                     $2,503,807
                                    ================         ========           =====          =============         ==========

NOTE 10 - SECURITIES LENDING

During the six months ended April 30, 2004, the Fund lent certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including
(a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the investment manager will monitor the creditworthiness of the firms to which the Fund lends securities. At April 30, 2004, the Fund had securities valued at $330,501,439 on loan to brokers-dealers and banks and, $347,382,057 in cash equivalent collateral.

                              FINANCIAL HIGHLIGHTS

       SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD WAS AS
FOLLOWS:

                                                                                        May 30, 2003*
                                                                 For the Six Months        through
                                                                Ended April 30, 2004     October 31,
                                                                    (unaudited)             2003
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $  14.80            $  14.32(a)
                                                                      --------            --------
 Income from investment operations:
  Net investment income (loss)                                            0.83                0.44
  Net realized and unrealized gain (loss) from investments,
   foreign currency and interest rate swaps                               0.21                0.46
  Dividends to preferred shareholders from Net investment
   income (common stock equivalent basis)                                (0.04)              (0.02)
                                                                      --------            --------
    Total from investment operations                                      1.00                0.88
-----------------------------------------------------------------------------------------------------
Less dividends to common shareholders from Net investment
 income                                                                  (0.73)              (0.37)
Capital charge resulting from issuance of common and
 preferred shares                                                           --               (0.03)
                                                                      --------            --------
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $  15.07            $  14.80
                                                                      ========            ========
Market value, end of period                                           $  15.15            $  16.00
-----------------------------------------------------------------------------------------------------
Total investment return based on (b):
 Net asset value                                                          6.70%               5.92%
 Market value                                                            -0.78%               9.36%
-----------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
Net assets applicable to common shareholders, end of period
 (000's omitted)                                                      $914,291            $891,152
Preferred shares, at redemption value ($25,000 per share
 liquidation preference) (000's omitted)                              $430,000            $430,000
Ratios to average net assets:
 Net expenses(c)                                                          1.23%               1.11%
 Gross expenses prior to waiver of expense by the adviser(c)              1.38%               1.24%
 Net investment income (loss)(c)                                         10.88%               7.85%
 Preferred share dividends(c)                                             0.55%               0.34%
 Net investment income, net of preferred share dividends(c)              10.33%               7.51%
Portfolio turnover rate                                                     15%                 20%
Asset coverage per preferred share, at end of period(d)               $ 78,156            $ 76,811
-----------------------------------------------------------------------------------------------------

*   Commencement of operations.
(a) Net of sales load of $0.68 on initial shares issued.
(b) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected.
(c) Annualized.
(d) Calculated by subtracting the Fund's total liabilities (not including preferred shares) from the Fund's total assets and dividing this by the number of preferred shares outstanding.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of CALAMOS Convertible and High Income Fund

We have reviewed the accompanying statement of assets and liabilities, including the schedule of investments, of CALAMOS Convertible and High Income Fund (the "Fund") as of April 30, 2004, and the related statements of operations and changes in net assets and the financial highlights for the semi-annual period then ended. These interim financial statements and financial highlights are the responsibility of the Fund's management.

We conducted our review in accordance with standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such interim financial statements and financial highlights for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the statement of assets and liabilities, including the schedule of investments, of the Fund as of October 31, 2003, and the related statements of operations and changes in net assets and the financial highlights for the period from May 30, 2003 (commencement of operations) through October 31, 2003; and in our report dated December 17, 2003, we expressed an unqualified opinion on those financial statements and financial highlights.

/s/ Deloitte & Touche LLP

Chicago, Illinois
June 15, 2004

    FOR 24 HOUR SHAREHOLDER ASSISTANCE
    800.432.8224

    TO OBTAIN INFORMATION
    800.582.6959

    VISIT OUR WEB-SITE
    www.calamos.com

    INVESTMENT ADVISER
    CALAMOS ASSET MANAGEMENT, INC.
    1111 E. Warrenville Road
    Naperville, IL 60563-1463

    CUSTODIAN AND TRANSFER AGENT
    The Bank of New York
    P.O. Box 11258
    Church Street Station
    New York, New York 10286
    800.524.4458

    INDEPENDENT AUDITORS
    Deloitte & Touche LLP
    Chicago, IL

    LEGAL COUNSEL
    Bell, Boyd & Lloyd LLC

    Chicago, IL

[RECYCLED LOGO]                                                       1791 04/04

ITEM 2.  CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported on a timely basis.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)  Code of Ethics -- Not applicable.

(a)(2)(i)  Certification of Principal Executive Officer.

(a)(2)(ii)  Certification of Principal Financial Officer.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible and High Income Fund

By:    /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  July 6, 2004

By:    /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  July 6, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible and High Income Fund

By:   /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  July 6, 2004

By:   /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  July 6, 2004